Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended			22 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010	Feb. 28, 2011	Jun. 30, 2011 properties	Dec. 31, 2011 ClassesOfFinancing TypesOfFinancing	Dec. 31, 2010 properties	Dec. 31, 2009 Loans	Dec. 31, 2011	Mar. 31, 2011 Vacant Industrial Property [Member]	Dec. 31, 2009 Discounted Payoff [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 30, 2011 Lender Subsidiary [Member] Mezzanine [Member]	Dec. 31, 2010 Lender Subsidiary [Member] Mezzanine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net	$ 88,937			$ 66,619	$ 88,937		$ 66,619		$ 3,865
Receivable with Imputed Interest, Effective Yield (Interest Rate)										4.60%	16.00%
Payments to Acquire Mortgage Notes Receivable								3,003				10,000	17,000
Number Of Properties Representing Equity Interest Entity Received As Pledge From Borrower To Secure Notes Receivable			2
Percent Of Equity Interest Entity Received As Pledge From Borrower To Secure Notes Receivable												100.00%
Mortgage Loans on Real Estate, Minimum Interest Rate in Range		14.00%	15.00%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range			18.50%				16.00%
Value Of Real Estate Acquired By Third Party Partially Financed By Entity								3,650
Mortgage Loans on Real Estate, Interest Rate				15.00%				7.80%
Loans and Leases Receivable, Gross, Carrying Amount				21,515			21,515
Fee For Extending Mortgage Loan Receivable By One Year Percent					0.50%
Average Annual Rent				3,968
Additional Contingent Loan				12,199			12,199
Number Of Real Estate Properties Financed By Entity					5
Proceeds From Prepayments Of Mortgage Notes Receivable	7,500
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				9,500			9,500
Number Of Types Of Financing Receivable				2
Number Of Classes Of Financing Receivable				1
Loan Loss Recorded					3,756
Loans Receivable, Discounted Payoff, Number						2
Loans Receivable, Aggregate Carrying Value of Loans With Discounted Payoff									4,950
Allowance for Loan and Lease Losses, Provision for Loss, Net						$ 1,085